RECENT ACCOUNTING GUIDANCE RECENT ACCOUNTING GUIDANCE (Details) (USD $) In Millions	Dec. 31, 2010	Jan. 02, 2010	Dec. 31, 2009	Dec. 31, 2008
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts Receivable classified as secured borrowings, outstanding		$ 915
Maximum amount of receivables available for participation in programs		1,939
Assets	69,588		66,018	45,474
Stockholders' Equity Attributable to Noncontrolling Interest	803		569
Retained Earnings (Accumulated Deficit)	17,736		16,704
Accounting Standards Update 2009-17 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assets		793
Liabilities		941
Stockholders' Equity Attributable to Noncontrolling Interest		100
Retained Earnings (Accumulated Deficit)		$ 248